American Funds Emerging Markets Bond Fund®
Investment portfolio
September 30, 2019
unaudited
Bonds, notes & other debt instruments 94.44% Bonds & notes of governments & government agencies outside the U.S. 83.90%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 3.125% 2027	$1,600	$1,684
Argentine Republic 2.25% 2020[1]	ARS31,075	194
Argentine Republic 4.00% 2020[1]	62,871	363
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 67.42% 2020[2]	15,105	112
Argentine Republic 2.50% 2021[1]	78,658	455
Argentine Republic 6.875% 2021	$8,300	4,119
Argentine Republic 5.625% 2022	1,900	827
Argentine Republic (Badlar Private Banks ARS Index + 2.00%) 52.006% 2022[2]	ARS63,953	497
Argentine Republic 7.50% 2026	$11,300	5,043
Argentine Republic 6.875% 2027	3,400	1,437
Argentine Republic 5.875% 2028	2,000	818
Argentine Republic 7.82% 2033[3]	€1,238	652
Argentine Republic 0% 2035	$600	14
Argentine Republic 3.75% 2038 (5.25% on 3/31/2029)[3]	2,984	1,197
Argentine Republic 6.875% 2048	380	161
Argentine Republic Inflation-Protected Security 5.83% 2033[1]	ARS33,292	215
Bahrain (Kingdom of) 5.50% 2020	$2,860	2,886
Bahrain (Kingdom of) 5.875% 2021	650	667
Bahrain (Kingdom of) 6.125% 2023	1,980	2,141
Bahrain (Kingdom of) 6.75% 2029[4]	520	578
Banque Centrale de Tunisie 6.75% 2023	€4,070	4,492
Banque Centrale de Tunisie 6.75% 2023	110	121
Banque Centrale de Tunisie 5.625% 2024	800	848
Banque Centrale de Tunisie 5.75% 2025	$425	382
Banque Centrale de Tunisie 6.375% 2026	€6,200	6,563
Benin (Republic of) 5.75% 2026	1,230	1,378
Brazil (Federative Republic of) 10.00% 2023	BRL2,000	535
Brazil (Federative Republic of) 10.00% 2025	124,648	34,399
Brazil (Federative Republic of) 10.00% 2027	22,000	6,212
Brazil (Federative Republic of) 6.00% 2028[1]	3,945	1,149
Brazil (Federative Republic of) 10.00% 2029	6,500	1,867
Brazil (Federative Republic of) 6.00% 2055[1]	6,473	2,284
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.25%) 56.503% 2024[2]	ARS39,040	367
Buenos Aires (City of) (Badlar Private Banks ARS Index + 3.75%) 53.348% 2028[2]	57,063	494
Cameroon (Republic of) 9.50% 2025	$3,000	3,293
Chile (Banco Central de) 4.50% 2026	CLP645,000	989
Chile (Banco Central de) 4.70% 2030	545,000	882
China (People’s Republic of), Series 1910, 3.86% 2049	CNY94,820	13,540
China Development Bank Corp., Series 1905, 3.48% 2029	54,300	7,480
Colombia (Republic of), Series UVL, 3.50% 2021[1]	COP1,682,323	559
Colombia (Republic of), Series B, 7.00% 2022	2,333,200	707
Colombia (Republic of), Series B, 6.25% 2025	34,521,400	10,365
Colombia (Republic of), Series B, 7.50% 2026	15,462,800	4,947
Colombia (Republic of), Series B, 6.00% 2028	21,410,000	6,234
Colombia (Republic of), Series B, 7.75% 2030	490,000	160
Costa Rica (Republic of) 4.375% 2025	$785	753
Costa Rica (Republic of) 7.00% 2044	3,047	3,032
American Funds Emerging Markets Bond Fund — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Cote d’Ivoire (Republic of) 5.375% 2024[4]	$900	$924
Cote d’Ivoire (Republic of) 5.25% 2030	€4,400	4,830
Dominican Republic 10.50% 2023	DOP39,300	799
Dominican Republic 5.50% 2025	$2,244	2,373
Dominican Republic 6.875% 2026	1,635	1,850
Dominican Republic 6.875% 2026[4]	1,200	1,358
Dominican Republic 9.75% 2026	DOP281,750	5,564
Dominican Republic 10.375% 2026	9,600	193
Dominican Republic 11.00% 2026	54,400	1,129
Dominican Republic 5.95% 2027[4]	$3,600	3,906
Dominican Republic 5.95% 2027	3,087	3,349
Dominican Republic 11.25% 2027	DOP62,600	1,313
Dominican Republic 11.375% 2029	35,000	736
Dominican Republic 7.45% 2044	$2,500	2,972
Dominican Republic 6.85% 2045[4]	600	670
Dominican Republic 6.50% 2048	692	746
Dominican Republic 6.40% 2049[4]	2,360	2,519
Egypt (Arab Republic of) 5.577% 2023[4]	1,575	1,612
Egypt (Arab Republic of) 14.80% 2023	EGP34,900	2,187
Egypt (Arab Republic of) 17.20% 2023	13,000	859
Egypt (Arab Republic of) 18.35% 2023	33,000	2,286
Egypt (Arab Republic of) 15.90% 2024	29,600	1,925
Egypt (Arab Republic of) 5.875% 2025	$1,800	1,847
Egypt (Arab Republic of) 4.75% 2026	€1,900	2,129
Egypt (Arab Republic of) 7.50% 2027[4]	$900	969
Egypt (Arab Republic of) 15.70% 2027	EGP22,200	1,471
Egypt (Arab Republic of) 6.588% 2028[4]	$2,100	2,125
Egypt (Arab Republic of) 5.625% 2030	€1,465	1,603
Egypt (Arab Republic of) 8.50% 2047[4]	$200	212
Ethiopia (Federal Democratic Republic of) 6.625% 2024	3,500	3,653
Gabonese Republic 6.375% 2024	3,080	3,041
Ghana (Republic of) 21.00% 2020	GHS2,340	445
Ghana (Republic of) 24.50% 2021	1,000	202
Ghana (Republic of) 24.75% 2021	9,871	2,000
Ghana (Republic of) 19.75% 2024	487	92
Ghana (Republic of) 19.00% 2026	9,830	1,787
Greece (Hellenic Republic of) 3.375% 2025	€1,740	2,147
Greece (Hellenic Republic of) 3.75% 2028	3,350	4,362
Greece (Hellenic Republic of) 3.875% 2029	320	427
Guatemala (Republic of) 4.375% 2027	$3,125	3,195
Honduras (Republic of) 6.25% 2027	6,900	7,495
Honduras (Republic of) 6.25% 2027[4]	2,975	3,232
India (Republic of) 6.84% 2022	INR40,000	577
India (Republic of) 7.32% 2024	150,000	2,193
India (Republic of) 8.24% 2027	954,100	14,547
India (Republic of) 7.17% 2028	325,000	4,699
India (Republic of) 7.59% 2029	303,100	4,493
India (Republic of) 7.61% 2030	72,350	1,071
Indonesia (Republic of), Series 77, 8.125% 2024	IDR59,381,000	4,428
Indonesia (Republic of), Series 59, 7.00% 2027	89,289,000	6,260
Indonesia (Republic of), Series 64, 6.125% 2028	145,446,000	9,513
Indonesia (Republic of), Series 73, 8.75% 2031	42,600,000	3,285
Indonesia (Republic of), Series 65, 6.625% 2033	190,830,000	12,276
Indonesia (Republic of), Series 68, 8.375% 2034	24,000,000	1,792
Indonesia (Republic of), Series 72, 8.25% 2036	57,999,000	4,269
American Funds Emerging Markets Bond Fund — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Iraq (Republic of) 6.752% 2023[4]	$2,905	$2,979
Iraq (Republic of) 5.80% 2028	250	244
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	4,800	4,935
Kazakhstan (Republic of) 6.50% 2045	1,500	2,185
Kenya (Republic of) 6.875% 2024	4,725	4,995
Kenya (Republic of) 7.25% 2028	2,400	2,495
Kenya (Republic of) 7.25% 2028[4]	1,725	1,793
Kenya (Republic of) 8.00% 2032[4]	700	735
Kenya (Republic of) 8.25% 2048	800	819
Kenya (Republic of) 8.25% 2048[4]	660	676
Maharashtra (State of) 8.12% 2025	INR20,210	302
Maharashtra (State of) 7.25% 2026	100,000	1,430
Maharashtra (State of) 8.51% 2026	14,000	212
Malaysia (Federation of), Series 0316, 3.90% 2026	MYR5,400	1,324
Malaysia (Federation of), Series 0212, 3.892% 2027	11,033	2,704
Malaysia (Federation of), Series 0419, 3.828% 2034	19,800	4,851
Malaysia (Federation of), Series 0415, 4.254% 2035	5,600	1,430
Malaysia (Federation of), Series 0615, 4.786% 2035	2,425	655
Malaysia (Federation of), Series 0418, 4.893% 2038	63,800	17,629
Malaysia (Federation of), Series 0219, 4.467% 2039	6,000	1,585
Malaysia (Federation of), Series 0518, 4.921% 2048	4,200	1,179
Morocco (Kingdom of) 4.25% 2022	$3,650	3,825
Morocco (Kingdom of) 5.50% 2042	370	443
National Highways Authority of India 7.17% 2021	INR30,000	427
Nigeria (Republic of) 6.75% 2021	$1,650	1,712
Nigeria (Republic of) 6.75% 2021[4]	1,000	1,037
Nigeria (Republic of) 16.39% 2022	NGN250,000	722
Nigeria (Republic of) 14.2% 2024	485,000	1,349
Nigeria (Republic of) 16.288% 2027	547,300	1,648
Nigeria (Republic of) 8.747% 2031	$1,100	1,237
Nigeria (Republic of) 12.40% 2036	NGN260,000	629
Nigeria (Republic of) 7.625% 2047	$2,600	2,573
Nigeria (Republic of) 9.248% 2049	1,710	1,914
Oman (Sultanate of) 5.375% 2027	1,500	1,478
Oman (Sultanate of) 5.625% 2028	500	494
Pakistan (Islamic Republic of) 5.50% 2021[4]	700	704
Pakistan (Islamic Republic of) 8.25% 2024	2,100	2,272
Pakistan (Islamic Republic of) 8.25% 2025	1,500	1,624
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,900	1,878
Pakistan (Islamic Republic of) 6.875% 2027	200	198
Panama (Republic of) 3.75% 2026[4]	3,585	3,791
Panama (Republic of) 4.50% 2047	1,750	2,078
Panama (Republic of) 4.50% 2050	1,170	1,389
Paraguay (Republic of) 5.00% 2026[4]	2,400	2,622
Paraguay (Republic of) 5.00% 2026	720	787
Paraguay (Republic of) 5.60% 2048[4]	3,555	4,124
Peru (Republic of) 5.70% 2024	PEN3,160	1,045
Peru (Republic of) 4.125% 2027	$1,965	2,199
Peru (Republic of) 6.35% 2028	PEN3,200	1,107
Peru (Republic of) 6.15% 2032	10,375	3,529
Peru (Republic of) 8.75% 2033	$820	1,356
Peru (Republic of) 5.40% 2034	PEN17,289	5,481
Poland (Republic of) 4.00% 2024	$2,800	3,037
Poland (Republic of), Series 0420, 1.50% 2020	PLN26,314	6,575
Poland (Republic of), Series 0922, 5.75% 2022	6,200	1,731
American Funds Emerging Markets Bond Fund — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Poland (Republic of), Series 0726, 2.50% 2026	PLN23,777	$6,153
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	$350	429
Qatar (State of) 3.875% 2023[4]	800	847
Qatar (State of) 4.50% 2028[4]	3,600	4,110
Qatar (State of) 5.103% 2048[4]	2,200	2,817
Romania 3.50% 2022	RON9,000	2,068
Romania 4.75% 2025	1,560	373
Romania 2.375% 2027	€830	993
Romania 2.875% 2029	1,050	1,295
Romania 3.50% 2034	2,010	2,543
Romania 3.375% 2038	2,325	2,920
Romania 4.625% 2049	3,200	4,536
Romania 4.625% 2049	840	1,191
Russian Federation 7.50% 2021	RUB393,000	6,168
Russian Federation 7.00% 2023	1,142,990	17,848
Russian Federation 4.75% 2026	$1,000	1,094
Russian Federation 8.15% 2027	RUB779,690	12,948
Russian Federation 4.375% 2029[4]	$9,400	10,074
Russian Federation 4.375% 2029	200	214
Russian Federation 8.50% 2031	RUB501,366	8,647
Russian Federation 7.70% 2033	46,360	750
Russian Federation 7.25% 2034	247,480	3,854
Russian Federation 5.10% 2035[4]	$800	907
Russian Federation 5.25% 2047	4,000	4,760
Senegal (Republic of) 8.75% 2021	839	912
Senegal (Republic of) 6.25% 2024	1,500	1,631
Senegal (Republic of) 4.75% 2028	€5,300	6,015
Senegal (Republic of) 4.75% 2028	740	840
Serbia (Republic of) 1.50% 2029	722	821
South Africa (Republic of) 4.665% 2024	$1,500	1,574
South Africa (Republic of) 8.00% 2030	ZAR44,800	2,764
South Africa (Republic of) 8.25% 2032	42,000	2,559
South Africa (Republic of) 8.50% 2037	35,900	2,130
South Africa (Republic of), Series R-186, 10.50% 2026	38,370	2,829
South Africa (Republic of), Series R-214, 6.50% 2041	223,495	10,384
South Africa (Republic of), Series R-2048, 8.75% 2048	337,360	19,705
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$2,500	2,430
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	900	904
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	2,000	1,981
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027	2,900	2,712
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	2,800	2,618
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028[4]	2,045	1,955
Sri Lanka (Democratic Socialist Republic of) 6.25% 2021	1,620	1,647
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026[4]	1,350	1,337
Sri Lanka (Democratic Socialist Republic of) 7.85% 2029[4]	875	882
Thailand (Kingdom of) 2.125% 2026	THB97,850	3,350
Thailand (Kingdom of) 2.875% 2028	97,200	3,558
Turkey (Republic of) 10.50% 2020	TRY3,500	615
Turkey (Republic of) 3.00% 2021[1]	7,917	1,394
Turkey (Republic of) 9.20% 2021	10,600	1,750
Turkey (Republic of) 10.70% 2021	71,200	12,224
Turkey (Republic of) 8.50% 2022	10,900	1,717
Turkey (Republic of) 7.25% 2023	$2,560	2,712
Turkey (Republic of) 12.20% 2023	TRY9,600	1,658
Turkey (Republic of) 2.00% 2024[1]	14,999	2,452
American Funds Emerging Markets Bond Fund — Page 4 of 11

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of) 4.10% 2024[1]	TRY8,896	$1,651
Turkey (Republic of) 5.75% 2024	$800	799
Turkey (Republic of) 9.00% 2024	TRY8,125	1,229
Turkey (Republic of) 7.375% 2025	$800	851
Turkey (Republic of) 2.70% 2026[1]	TRY9,469	1,563
Turkey (Republic of) 4.25% 2026	$2,950	2,667
Turkey (Republic of) 4.875% 2026	3,400	3,153
Turkey (Republic of) 6.125% 2028	3,420	3,348
Turkey (Republic of) 7.625% 2029	1,400	1,491
Turkey (Republic of) 4.875% 2043	915	736
Turkey (Republic of) 5.75% 2047	6,135	5,364
Ukraine Government 14.64% 2020	UAH31,318	1,297
Ukraine Government 15.70% 2020	125,271	5,202
Ukraine Government 17.25% 2020	49,282	2,073
Ukraine Government 7.75% 2021	$3,800	3,963
Ukraine Government 16.00% 2021	UAH40,000	1,667
Ukraine Government 14.91% 2022	30,000	1,208
Ukraine Government 17.00% 2022	30,400	1,304
Ukraine Government 8.994% 2024	$4,670	5,135
Ukraine Government 7.75% 2025	1,200	1,262
Ukraine Government 15.84% 2025	UAH8,900	388
Ukraine Government 6.75% 2026	€6,358	7,490
United Mexican States 4.15% 2027	$1,030	1,093
United Mexican States 4.00% 2046[1]	MXN74,463	4,205
United Mexican States 5.75% 2110	$2,848	3,284
United Mexican States, Series M, 6.50% 2022	MXN65,000	3,280
United Mexican States, Series M, 8.00% 2023	89,300	4,741
United Mexican States, Series M, 5.75% 2026	185,800	8,921
United Mexican States, Series M20, 8.50% 2029	231,000	13,040
United Mexican States, Series M, 7.75% 2034	60,000	3,215
Uruguay (Oriental Republic of) 9.875% 2022	UYU29,576	797
Uruguay (Oriental Republic of) 4.375% 2028[1]	47,219	1,364
Uruguay (Oriental Republic of) 8.50% 2028	68,920	1,579
Venezuela (Bolivarian Republic of) 7.00% 2018[5]	$225	25
Venezuela (Bolivarian Republic of) 7.75% 2019[5]	4,983	561
Venezuela (Bolivarian Republic of) 6.00% 2020[5]	3,353	377
Venezuela (Bolivarian Republic of) 12.75% 2022[5]	300	34
Venezuela (Bolivarian Republic of) 9.00% 2023[5]	4,895	551
Venezuela (Bolivarian Republic of) 8.25% 2024[5]	2,276	256
Venezuela (Bolivarian Republic of) 7.65% 2025[5]	450	51
Venezuela (Bolivarian Republic of) 11.75% 2026[5]	225	25
Venezuela (Bolivarian Republic of) 9.25% 2027[5]	3,060	344
Venezuela (Bolivarian Republic of) 9.25% 2028[5]	1,129	127
Venezuela (Bolivarian Republic of) 11.95% 2031[5]	377	42
Venezuela (Bolivarian Republic of) 7.00% 2038[5]	377	42
		715,595
Corporate bonds & notes 9.49% Energy 3.77%
MV24 Capital BV 6.748% 2034[4]	3,660	3,785
Petrobras Global Finance Co. 8.75% 2026	2,950	3,783
Petrobras Global Finance Co. 7.25% 2044	1,246	1,494
Petróleos Mexicanos 7.19% 2024	MXN123,770	5,504
Petróleos Mexicanos 6.875% 2026	$950	1,024
Petróleos Mexicanos 7.47% 2026	MXN237,870	10,065
American Funds Emerging Markets Bond Fund — Page 5 of 11

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.49% 2027[4]	$1,234	$1,288
Petróleos Mexicanos 6.50% 2029	2,863	2,916
Petróleos Mexicanos 6.84% 2030[4]	941	975
Petróleos Mexicanos 6.75% 2047	1,190	1,145
Petróleos Mexicanos 6.35% 2048	208	192
		32,171
Industrials 2.23%
Autoridad del Canal de Panama 4.95% 2035	400	461
Dianjian Haiyu Ltd. 3.50% (UST Yield Curve Rate T Note Constant Maturity 5-year + 6.773% on 6/14/2022)[3]	800	798
DP World Crescent 4.848% 2028[4]	4,700	5,171
ENA Norte Trust 4.95% 2028	1,650	1,707
Lima Metro Line 2 Finance Ltd. 4.35% 2036[4]	3,370	3,602
Mexican Government 5.50% 2046	2,088	2,085
Mexican Government 5.50% 2047	5,212	5,196
		19,020
Utilities 1.78%
Cemig Geração e Transmissão SA 9.25% 2024	1,085	1,259
Cemig Geração e Transmissão SA 9.25% 2024[4]	835	969
Empresas Publicas de Medellin E.S.P. 8.375% 2027	COP10,000,000	3,080
Empresas Publicas de Medellin E.S.P. 4.25% 2029[4]	$3,230	3,404
Enel Chile SA 4.875% 2028	3,035	3,424
Enersis Américas SA 4.00% 2026	615	648
State Grid Overseas Investment Ltd. 3.50% 2027[4]	2,260	2,388
		15,172
Financials 0.89%
Bangkok Bank PCL 4.05% 2024[4]	1,750	1,866
Bangkok Bank PCL 4.45% 2028[4]	900	1,013
HDFC Bank Ltd. 8.10% 2025	INR30,000	421
Industrial and Commercial Bank of China Ltd. 3.538% 2027	$2,900	3,044
Leader Goal International Ltd. 4.250%[3]	1,200	1,221
		7,565
Materials 0.34%
Cydsa, SAB de CV 6.25% 2027	900	921
Suzano Austria GmbH 5.00% 2030	2,000	2,009
		2,930
Consumer staples 0.28%
JBS Investments GmbH II 7.00% 2026	1,200	1,298
JBS Investments GmbH II 5.75% 2028[4]	1,010	1,054
		2,352
Consumer discretionary 0.20%
Alibaba Group Holding Ltd. 2.50% 2019	1,700	1,700
Total corporate bonds & notes		80,910
American Funds Emerging Markets Bond Fund — Page 6 of 11

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 1.05% U.S. Treasury 1.05%	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2029[6]	$9,000	$8,962
Total bonds, notes & other debt instruments (cost: $829,993,000)		805,467
Short-term securities 2.95% Other short-term securities 1.96%
Argentinian Treasury Bills (3.88%)-2.81% due 7/30/2020-7/31/2020	ARS231,787	1,769
Egyptian Treasury Bills 14.91%-15.43% due 11/5/2019-12/17/2019	EGP129,300	7,815
Nigerian Treasury Bills 12.14%-14.31% due 10/3/2019-2/27/2020	NGN2,627,000	7,132
		16,716
Money market investments 0.99%	Shares
Capital Group Central Cash Fund 2.07%[7]	84,939	8,493
Total short-term securities (cost: $30,589,000)		25,209
Total investment securities 97.39% (cost: $860,582,000)		830,676
Other assets less liabilities 2.61%		22,234
Net assets 100.00%		$852,910
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2019[9] (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	351	January 2020	$70,200	$75,641	$48
5 Year U.S. Treasury Note Futures	Long	292	January 2020	29,200	34,791	72
10 Year Ultra U.S. Treasury Note Futures	Long	226	December 2019	22,600	32,184	(281)
30 Year Ultra U.S. Treasury Bond Futures	Short	43	December 2019	(4,300)	(8,252)	(138)
						$(299)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
USD3,008	EUR2,705	Goldman Sachs	10/3/2019	$59
EUR620	USD686	Standard Chartered Bank	10/3/2019	(10)
USD8,390	EUR7,548	Citibank	10/4/2019	161
USD2,077	THB64,000	Standard Chartered Bank	10/4/2019	(16)
EUR933	USD1,033	Standard Chartered Bank	10/4/2019	(16)
USD1,094	EUR981	Bank of America, N.A.	10/7/2019	24
USD2,198	EUR2,000	Citibank	10/7/2019	17
USD1,749	MXN35,000	Goldman Sachs	10/7/2019	(22)
USD4,857	EUR4,363	JPMorgan Chase	10/8/2019	99
USD21,144	EUR19,223	Citibank	10/9/2019	177
CZK115,258	EUR4,450	UBS AG	10/9/2019	17
USD386	ZAR5,850	HSBC Bank	10/9/2019	—[10]
American Funds Emerging Markets Bond Fund — Page 7 of 11

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2019 (000)
Purchases (000)	Sales (000)
PLN27,178	EUR6,220	UBS AG	10/9/2019	$(6)
EUR1,780	USD1,972	Standard Chartered Bank	10/9/2019	(30)
USD7,751	CNH53,390	HSBC Bank	10/11/2019	276
USD479	CNH3,366	Morgan Stanley	10/11/2019	8
USD475	CNH3,340	Morgan Stanley	10/11/2019	7
USD475	CNH3,350	Citibank	10/11/2019	6
CNH5,890	USD870	HSBC Bank	10/11/2019	(45)
EUR890	USD987	UBS AG	10/18/2019	(16)
USD7,698	EUR6,955	Morgan Stanley	10/21/2019	104
USD1,462	ZAR21,700	JPMorgan Chase	10/21/2019	33
USD1,579	CNH11,200	HSBC Bank	10/21/2019	12
USD852	EUR770	JPMorgan Chase	10/21/2019	11
USD6,238	EUR5,629	Standard Chartered Bank	10/22/2019	92
USD1,078	THB32,900	UBS AG	10/22/2019	2
MXN35,000	USD1,798	HSBC Bank	10/22/2019	(31)
USD3,145	CNH22,400	Citibank	10/25/2019	10
USD453	EUR410	HSBC Bank	10/25/2019	5
EUR115	USD127	HSBC Bank	10/25/2019	(1)
USD2,425	EUR2,200	Citibank	10/28/2019	21
USD1,079	CZK25,295	UBS AG	10/29/2019	10
CZK2,945	USD131	JPMorgan Chase	10/29/2019	(7)
CZK22,350	USD1,000	UBS AG	10/29/2019	(55)
USD1,612	BRL6,500	JPMorgan Chase	11/14/2019	52
MXN106,000	USD5,287	Goldman Sachs	11/14/2019	43
USD15,316	MXN306,000	Morgan Stanley	11/14/2019	(71)
USD2,261	MXN45,100	Citibank	11/15/2019	(7)
USD1,811	INR130,000	JPMorgan Chase	3/13/2020	11
INR129,680	USD1,803	HSBC Bank	3/13/2020	(8)
USD4,339	EUR3,755	Bank of America, N.A.	3/26/2020	192
				$1,108
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 9/30/2019 (000)
2.655%	3-month USD-LIBOR	12/30/2024	$36,300	$2,061	$—	$2,061
6.95%	28-day MXN-TIIE	8/8/2029	MXN182,100	102	—	102
3-month USD-LIBOR	2.795%	12/30/2029	$19,300	(2,216)	—	(2,216)
					$—	$(53)
American Funds Emerging Markets Bond Fund — Page 8 of 11

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $94,870,000, which represented 11.12% of the net assets of the fund.
[5]	Scheduled interest and/or principal payment was not received.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $226,000, which represented .03% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2019.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
[10]	Amount less than one thousand.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.
American Funds Emerging Markets Bond Fund — Page 9 of 11

unaudited
The average month-end notional amount of futures contracts while held was $46,718,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $105,707,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $57,431,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	$—	$715,595	$—	$715,595
Corporate bonds & notes	—	80,910	—	80,910
U.S. Treasury bonds & notes	—	8,962	—	8,962
Short-term securities	8,493	16,716	—	25,209
Total	$8,493	$822,183	$—	$830,676
American Funds Emerging Markets Bond Fund — Page 10 of 11

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$120	$—	$—	$120
Unrealized appreciation on open forward currency contracts	—	1,449	—	1,449
Unrealized appreciation on interest rate swaps	—	2,163	—	2,163
Liabilities:
Unrealized depreciation on futures contracts	(419)	—	—	(419)
Unrealized depreciation on open forward currency contracts	—	(341)	—	(341)
Unrealized depreciation on interest rate swaps	—	(2,216)	—	(2,216)
Total	$(299)	$1,055	$—	$756
*	Futures contracts, forward currency contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbols
ARS = Argentine pesos	MYR = Malaysian ringgits
BRL = Brazilian reais	NGN = Nigerian naira
CLP = Chilean pesos	PEN = Peruvian nuevos soles
CNH/CNY = Chinese yuan renminbi	PLN = Polish zloty
COP = Colombian pesos	RON = Romanian leu
CZK = Czech korunas	RUB = Russian rubles
DOP = Dominican pesos	THB = Thai baht
EGP = Egyptian pounds	TIIE = Equilibrium Interbank Interest Rate
EUR/€ = Euros	TRY = Turkish lira
GHS = Ghanaian cedi	UAH = Ukrainian hryvnia
IDR = Indonesian rupiah	USD/$ = U.S. dollars
INR = Indian rupees	UYU = Uruguayan pesos
LIBOR = London Interbank Offered Rate	ZAR = South African rand
MXN = Mexican pesos
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-114-1119O-S73068	American Funds Emerging Markets Bond Fund — Page 11 of 11